Note 3 - Inventories	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	2019	2020
Lubricants	1,728,861	1,558,484
Victualing	160,303	103,938
Total	1,889,164	1,662,422